SUBSEQUENT EVENTS - Narrative (Details) - ZAR (R) R / shares in Units, R in Millions							2 Months Ended	12 Months Ended
	Oct. 16, 2025	Aug. 22, 2025	Aug. 18, 2025	Aug. 12, 2025	Sep. 18, 2023	Aug. 23, 2023	Oct. 03, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Oct. 19, 2025	Jun. 28, 2024
Disclosure of non-adjusting events after reporting period [line items]
Dividends recognised as distributions to owners								R 431.0	R 731.7	R 515.3
Stellar
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary								50.25%
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividend per share approved by directors (in ZAR cents per share)						R 0.40		R 0.40
Dividends recognised as distributions to owners					R 345.7
Issued share capital (in shares)											867,397,699
Major ordinary share transactions | Single Incentive Plan (SIP)
Disclosure of non-adjusting events after reporting period [line items]
Shares issued (in shares)		1,726,955
Major ordinary share transactions | Equity-settled Long Term Incentive (ELTI) Scheme
Disclosure of non-adjusting events after reporting period [line items]
Shares issued (in shares)	1,082,033
Major ordinary share transactions | Deferred Share Plan (DSP)
Disclosure of non-adjusting events after reporting period [line items]
Shares issued (in shares)				1,726,955
Major ordinary share transactions | Deferred Share Plan (DSP) - F-band
Disclosure of non-adjusting events after reporting period [line items]
Vesting period				5 years
Vesting percentage				20.00%
Major ordinary share transactions | Deferred Share Plan (DSP) - E and D Band
Disclosure of non-adjusting events after reporting period [line items]
Vesting period				3 years
Vesting percentage				33.30%
Major ordinary share transactions | Stellar
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary			89.94%
Nedbank: GBF - guarantees facility
Disclosure of non-adjusting events after reporting period [line items]
Undrawn borrowing facility								R 120.0
Nedbank: GBF - guarantees facility | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Increase in undrawn borrowing facility							R 61.0
Borrowings							R 181.0
Nedbank: GBF
Disclosure of non-adjusting events after reporting period [line items]
Undrawn borrowing facility								R 500.0				R 500.0